Equity - Summary of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Equity [abstract]
Beginning balance (in shares) | shares	13,067,000	15,057,000
Granted (in shares) | shares	1,082,270	1,383,000
Exercised (in shares) | shares	(8,165,000)	(3,117,000)
Forfeited (in shares) | shares	(512,000)	(252,000)
Expired (in shares) | shares	(5,000)	(4,000)
Ending balance (in shares) | shares	5,467,000	13,067,000
Vested and exercisable at end of year (in shares) | shares	3,524,000	10,018,000
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 25.92	$ 22.38
Granted (in dollars per share) | $ / shares	52.85	54.66
Exercised (in dollars per share) | $ / shares	21.07	20.07
Forfeited (in dollars per share) | $ / shares	51.23	44.32
Expired (in dollars per share) | $ / shares	27.26	26.70
Outstanding at end of year (in dollars per share) | $ / shares	36.12	25.92
Vested and exercisable at end of year (in dollars per share) | $ / shares	$ 27.43	$ 20.04